Offerings - Offering: 1	Jul. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	623.92
Maximum Aggregate Offering Price	$ 623,920,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 86,163.35
Offering Note	In accordance with Rule 416(a) under the Securities Act of 1933, as amended ("Securities Act"), this registration statement on Form S-8 shall be deemed to cover any additional securities that may from time to time be offered or issued under the Teledyne Technologies Incorporated 401(k) Plan (the "401(k) Plan") to prevent dilution resulting from stock splits, stock dividends, share combinations or similar recapitalizations or transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the 401(k) Plan. Consists of 1,000,000 shares of Common Stock, par value $0.01 per share ("Common Stock"), that may from time to time be issued or acquired by the 401(k) Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices per share of Common Stock as reported on The New York Stock Exchange on July 17, 2026.